Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Estimated Fair Values of Financial Instruments

The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

	2013		2012
As of December 31 (in thousands)	Notional amount EUR	Fair Value EUR	Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	986,986	8,583	262,146	16,805
Interest rate swaps[2]	1,013,053	51,385	624,900	124,050

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to our Eurobonds; the fair value of the interest rate swaps includes accrued interest.

Derivative Financial Instruments Per Category

The following table summarizes our derivative financial instruments per category:

	2013		2012
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	3,598	-	4,780
Interest rate swaps - fair value hedges	54,983	-	128,830	-
Forward foreign exchange contracts - cash flow hedges	3	6,039	5,975	5,688
Forward foreign exchange contracts - other hedges (no hedge accounting)	16,634	2,015	16,943	425

Total	71,620	11,652	151,748	10,893

Less non-current portion:
Interest rate swaps - cash flow hedges	-	2,608	-	4,032
Interest rate swaps - fair value hedges	30,777	-	101,651	-

Total non-current portion	30,777	2,608	101,651	4,032

Total current portion	40,843	9,044	50,097	6,861